Share-based payment arrangements - Long term incentive plan 2022 (Details)					12 Months Ended
	Apr. 01, 2022 shares installment	Apr. 01, 2021	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2022 shares installment	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Number of installments				3
Number of options granted (in shares) | shares					0	0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years	3 years
Number of installments	3		3
Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	163,022		144,392	152,346
Long term incentive plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments					3
Long term incentive plan 2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	100.00%
Vesting period	3 years
Number of installments	3
Long term incentive plan 2022 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					100.00%
Vesting period					3 years
Number of options granted (in shares) | shares	163,022